Amounts Reclassified from Accumulated Other Comprehensive Income/(Losses) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Other expense/(income)									$ (952)	$ (168)	$ (627)
Interest expense									1,361	1,284	1,234
Cost of products sold									16,830	17,347	17,043
Income/(loss) before income taxes									(2,661)	11,321	(5,450)
Provision for/(benefit from) income taxes									728	(1,067)	(5,482)
Net income/(loss)	$ (183)	$ (898)	$ (448)	$ (404)	$ 12,628	$ (618)	$ (753)	$ (1,003)	(1,933)	10,254	(10,932)
Reclassification out of Accumulated Other Comprehensive Income | Net investment hedge adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Other expense/(income)									6	0	0
Interest expense									1	3	0
Reclassification out of Accumulated Other Comprehensive Income | Net investment hedge adjustments | Cross-currency contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Interest expense									(30)	(13)	0
Reclassification out of Accumulated Other Comprehensive Income | Net cash flow hedge adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Other expense/(income)									22	(59)	81
Cost of products sold									(23)	4	0
Reclassification out of Accumulated Other Comprehensive Income | Net cash flow hedge adjustments | Cross-currency contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Other expense/(income)									(51)	6	0
Reclassification out of Accumulated Other Comprehensive Income | Net cash flow hedge adjustments | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Interest expense									4	4	4
Reclassification out of Accumulated Other Comprehensive Income | Hedge adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Income/(loss) before income taxes									(71)	(55)	85
Provision for/(benefit from) income taxes									14	4	0
Net income/(loss)									(57)	(51)	85
Reclassification out of Accumulated Other Comprehensive Income | Net Postemployment Benefit Plan Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Income/(loss) before income taxes									(312)	(156)	(502)
Provision for/(benefit from) income taxes									78	38	193
Net income/(loss)									(234)	(118)	(309)
Reclassification out of Accumulated Other Comprehensive Income | Amortization of unrecognized losses/(gains)(e)
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Other expense/(income)									(7)	2	1
Reclassification out of Accumulated Other Comprehensive Income | Amortization of prior service costs/(credits)(e)
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Other expense/(income)									(306)	(311)	(328)
Reclassification out of Accumulated Other Comprehensive Income | Settlement and curtailment losses/(gains)(e)
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Other expense/(income)									0	153	(175)
Reclassification out of Accumulated Other Comprehensive Income | Other losses/(gains) on postemployment benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income/(Losses) [Line Items]
Other expense/(income)									$ 1	$ 0	$ 0